Condensed Consolidated Interim Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock special voting shares issued	1	1		1
Common stock, shares authorized	95,000,000	95,000,000		7,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued	11,427,132	3,839,358		2,296,667
Series A Preferred Stock
Preferred Stock, shares issued	278,530	278,530		278,530
Preferred stock, shares outstanding	278,530	278,530		278,530
Series B Preferred Stock
Preferred Stock, shares issued	648,613	673,613		881,113
Preferred stock, shares outstanding	648,613	673,613	841,113	881,113